Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Relationship between related parties with their groups
Revenues	$ 323,140,000	$ 363,722,000	$ 341,497,000
Rental income	2,511,000
Costs of revenues (including transactions with related parties)	155,567,000	200,649,000	200,054,000
Related parties
Relationship between related parties with their groups
Revenues	15,963,000	17,270,000	15,991,000
Costs of revenues (including transactions with related parties)	0	39,000	87,000
Related parties | Millet Technology | Cloud computing services
Relationship between related parties with their groups
Revenues	5,924,000	7,604,000	4,978,000
Related parties | Beijing Itui | Cloud computing services
Relationship between related parties with their groups
Revenues	193,000	358,000	592,000
Related parties | Itui Online | Advertising
Relationship between related parties with their groups
Revenues	9,037,000	8,941,000	7,804,000
Related parties | Shenzhen Xiaomi | Advertising
Relationship between related parties with their groups
Revenues		13,000	112,000
Related parties | Shenzhen Xiaomi | Technical service
Relationship between related parties with their groups
Revenues	709,000	354,000	2,505,000
Related parties | Shenzhen Tengtao
Relationship between related parties with their groups
Rental income	48,000
Related parties | Shenzhen Changsheng
Relationship between related parties with their groups
Rental income	52,000
Related parties | Chizz
Relationship between related parties with their groups
Interest income	$ 1,029,000	724,000	626,000
Related parties | Beijing Xiaobu | Distribution costs
Relationship between related parties with their groups
Costs of revenues (including transactions with related parties)		$ 39,000	$ 87,000